Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts Receivable	Receivables consisted of the following (in millions):

	December 31,
	2012	2011
Trade receivables	$115	$147
Other	21	27
	136	174
Allowance for doubtful accounts	(2)	(2)
Receivables, net	$134	$172

Schedule of Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts consisted of the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance as of beginning of year	$2	$2	$2
Increase in allowance charged to expense	—	1	1
Accounts charged against the allowance, net of recoveries	—	(1)	(1)
Balance as of end of year	$2	$2	$2